UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-43

DWS Investment Trust

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 09/30

Date of reporting period: 12/31/08

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of December 31, 2008 (Unaudited)

DWS Growth & Income Fund

	Shares	Value ($)

Common Stocks 99.9%
Consumer Discretionary 9.9%
Auto Components 0.1%
Autoliv, Inc.	57,100	1,225,366
Lear Corp.*	427,000	602,070

		1,827,436
Hotels Restaurants & Leisure 1.8%
McDonald's Corp.	416,340	25,892,185
Yum! Brands, Inc. (a)	283,800	8,939,700

		34,831,885
Household Durables 0.2%
Leggett & Platt, Inc.	332,100	5,044,599

Internet & Catalog Retail 0.3%
Amazon.com, Inc.*	122,700	6,292,056
Leisure Equipment & Products 0.2%
Hasbro, Inc.	147,700	4,308,409
Media 3.7%
Comcast Corp. "A" (a)	1,934,300	32,650,984
Comcast Corp., Special "A"	515,400	8,323,710
DISH Network Corp. "A"*	371,800	4,123,262
Liberty Media Corp. - Entertainment "A"*	150,400	2,628,992
The DIRECTV Group, Inc.* (a)	1,075,600	24,641,996

		72,368,944
Specialty Retail 3.5%
AutoZone, Inc.* (a)	128,700	17,949,789
Best Buy Co., Inc. (a)	578,000	16,247,580
Children's Place Retail Stores, Inc.*	58,800	1,274,784
RadioShack Corp. (a)	567,800	6,779,532
Rent-A-Center, Inc.*	125,300	2,211,545
The Gap, Inc. (a)	631,200	8,451,768
TJX Companies, Inc. (a)	740,500	15,232,085

		68,147,083
Textiles, Apparel & Luxury Goods 0.1%
Quiksilver, Inc.*	338,200	622,288
Wolverine World Wide, Inc.	60,600	1,275,024

		1,897,312
Consumer Staples 13.0%
Beverages 1.5%
Pepsi Bottling Group, Inc. (a)	192,000	4,321,920
PepsiCo, Inc.	461,600	25,281,832

		29,603,752
Food & Staples Retailing 4.1%
Kroger Co.	1,038,800	27,434,708
Pantry, Inc.*	30,200	647,790
Sysco Corp.	262,500	6,021,750
Wal-Mart Stores, Inc. (a)	821,400	46,047,684

		80,151,932
Food Products 1.7%
Archer-Daniels-Midland Co.	142,700	4,114,041
Bunge Ltd. (a)	102,900	5,327,133
Chiquita Brands International, Inc.* (a)	279,100	4,125,098
Darling International, Inc.*	193,900	1,064,511
Fresh Del Monte Produce, Inc.* (a)	207,800	4,658,876
General Mills, Inc.	224,600	13,644,450

		32,934,109
Household Products 3.6%
Church & Dwight Co., Inc. (a)	36,400	2,042,768
Colgate-Palmolive Co. (a)	576,100	39,485,894
Procter & Gamble Co.	493,900	30,532,898

		72,061,560
Personal Products 0.2%
Herbalife Ltd.	163,300	3,540,344
Tobacco 1.9%
Altria Group, Inc.	1,063,940	16,022,936

Philip Morris International, Inc.	521,000	22,668,710

		38,691,646
Energy 11.5%
Oil, Gas & Consumable Fuels
Alpha Natural Resources, Inc.* (a)	225,400	3,649,226
Apache Corp.	493,700	36,795,461
Arch Coal, Inc.	383,400	6,245,586
Chevron Corp.	205,200	15,178,644
Cimarex Energy Co. (a)	348,500	9,332,830
ConocoPhillips	98,900	5,123,020
Encore Acquisition Co.*	445,400	11,366,608
ExxonMobil Corp.	162,278	12,954,653
Frontline Ltd. (a)	574,500	17,010,945
Hess Corp.	582,100	31,223,844
Mariner Energy, Inc.*	472,200	4,816,440
Massey Energy Co.	514,500	7,094,955
McMoRan Exploration Co.* (a)	578,300	5,667,340
Occidental Petroleum Corp.	660,800	39,641,392
W&T Offshore, Inc.	375,800	5,381,456
Walter Industries, Inc.	837,500	14,664,625

		226,147,025
Financials 11.5%
Capital Markets 2.4%
Bank of New York Mellon Corp.	1,179,100	33,403,903
State Street Corp. (a)	339,300	13,344,669

		46,748,572
Commercial Banks 2.1%
Banco Itau Holding Financeira SA (ADR) (Preferred) (a)	503,500	5,840,600
Unibanco - Uniao de Bancos Brasileiros SA (GDR) (a)	129,500	8,368,290
Wells Fargo & Co. (a)	943,600	27,817,328

		42,026,218
Consumer Finance 0.1%
Cash America International, Inc.	48,700	1,331,945
Diversified Financial Services 2.3%
JPMorgan Chase & Co.	1,448,700	45,677,511
Insurance 4.1%
ACE Ltd.	676,900	35,821,548
Aflac, Inc.	117,900	5,404,536
Allied World Assurance Co. Holdings Ltd.	46,000	1,867,600
Aon Corp.	151,600	6,925,088
Arch Capital Group Ltd.* (a)	22,500	1,577,250
Arthur J. Gallagher & Co.	54,400	1,409,504
Assurant, Inc. (a)	77,200	2,316,000
Berkshire Hathaway, Inc. "B"*	4,300	13,820,200
The Travelers Companies, Inc.	141,300	6,386,760
Unum Group	95,300	1,772,580
XL Capital Ltd. "A" (a)	1,076,700	3,983,790

		81,284,856
Real Estate Investment Trusts 0.5%
Boston Properties, Inc. (REIT)	34,200	1,881,000
Essex Property Trust, Inc. (REIT) (a)	37,900	2,908,825
Rayonier, Inc. (REIT)	78,300	2,454,705

Simon Property Group, Inc. (REIT) (a)	33,700	1,790,481

		9,035,011
Health Care 16.6%
Biotechnology 2.7%
Amgen, Inc.*	46,500	2,685,375
Gilead Sciences, Inc.* (a)	752,400	38,477,736
OSI Pharmaceuticals, Inc.* (a)	331,500	12,945,075

		54,108,186
Health Care Equipment & Supplies 2.9%
Baxter International, Inc.	551,700	29,565,603
Becton, Dickinson & Co.	298,300	20,400,737
Covidien Ltd.	126,700	4,591,608
Kinetic Concepts, Inc.* (a)	54,100	1,037,638
Varian Medical Systems, Inc.*	27,100	949,584

		56,545,170
Health Care Providers & Services 4.7%
Aetna, Inc.	1,123,400	32,016,900
Express Scripts, Inc.* (a)	515,100	28,320,198
Humana, Inc.*	281,400	10,490,592
Kindred Healthcare, Inc.*	113,900	1,482,978
Magellan Health Services, Inc.*	14,800	579,568
Medco Health Solutions, Inc.* (a)	431,200	18,071,592
Universal Health Services, Inc. "B"	34,300	1,288,651

		92,250,479
Pharmaceuticals 6.3%
Abbott Laboratories	278,400	14,858,208
Eli Lilly & Co.	904,700	36,432,269
Johnson & Johnson	246,600	14,754,078
Merck & Co., Inc.	526,700	16,011,680
Perrigo Co. (a)	23,900	772,209
Pfizer, Inc.	604,400	10,703,924
Schering-Plough Corp. (a)	1,527,100	26,006,513
Sepracor, Inc.* (a)	144,400	1,585,512
Teva Pharmaceutical Industries Ltd. (ADR)	73,300	3,120,381

		124,244,774
Industrials 13.6%
Aerospace & Defense 3.5%
General Dynamics Corp. (a)	208,300	11,995,997
Goodrich Corp.	208,100	7,703,862
Honeywell International, Inc. (a)	873,120	28,664,529
L-3 Communications Holdings, Inc.	136,200	10,048,836
Lockheed Martin Corp.	54,100	4,548,728
Northrop Grumman Corp.	108,700	4,895,848
Spirit AeroSystems Holdings, Inc. "A"*	78,900	802,413

		68,660,213
Commercial Services & Supplies 0.3%
The Brink's Co. (a)	218,400	5,870,592
Construction & Engineering 1.6%
Chicago Bridge & Iron Co. NV (NY Registered Shares)	62,900	632,145
EMCOR Group, Inc.* (a)	346,000	7,760,780
Fluor Corp.	240,900	10,809,183
Foster Wheeler Ltd.*	322,900	7,549,402

Perini Corp.* (a)	199,700	4,668,986

		31,420,496
Electrical Equipment 1.1%
Acuity Brands, Inc. (a)	28,900	1,008,899
Energy Conversion Devices, Inc.* (a)	248,500	6,264,685
GrafTech International Ltd.*	1,623,200	13,505,024
Woodward Governor Co.	44,100	1,015,182

		21,793,790
Industrial Conglomerates 0.1%
General Electric Co.	115,170	1,865,754
Machinery 4.3%
AGCO Corp.* (a)	493,200	11,634,588
Caterpillar, Inc. (a)	518,800	23,174,796
CNH Global NV	74,800	1,166,880
Cummins, Inc.	446,100	11,924,253
Dover Corp.	47,200	1,553,824
Flowserve Corp.	137,100	7,060,650
Gardner Denver, Inc.*	31,600	737,544
Joy Global, Inc.	204,400	4,678,716
Parker Hannifin Corp. (a)	514,200	21,874,068
Trinity Industries, Inc.	115,300	1,817,128

		85,622,447
Road & Rail 2.7%
Burlington Northern Santa Fe Corp. (a)	271,200	20,532,552
Norfolk Southern Corp.	315,500	14,844,275
Ryder System, Inc.	474,800	18,412,744

		53,789,571
Information Technology 15.6%
Communications Equipment 0.3%
Cisco Systems, Inc.*	390,400	6,363,520
Computers & Peripherals 6.7%
Hewlett-Packard Co. (a)	1,156,000	41,951,240
International Business Machines Corp. (a)	514,830	43,328,093
Lexmark International, Inc. "A"* (a)	609,900	16,406,310
QLogic Corp.*	803,300	10,796,352
Western Digital Corp.* (a)	1,739,600	19,918,420

		132,400,415
Electronic Equipment, Instruments & Components 0.4%
Dolby Laboratories, Inc. "A"* (a)	66,900	2,191,644
Jabil Circuit, Inc.	804,500	5,430,375

		7,622,019
Internet Software & Services 1.5%
eBay, Inc.*	346,100	4,831,556
Google, Inc. "A"* (a)	74,340	22,870,701
Yahoo!, Inc.*	88,500	1,079,700

		28,781,957
IT Services 3.6%
Accenture Ltd. "A"	601,400	19,719,906
Automatic Data Processing, Inc. (a)	502,100	19,752,614
Computer Sciences Corp.*	399,900	14,052,486
Visa, Inc. "A" (a)	337,900	17,722,855

		71,247,861

Software 3.1%
Microsoft Corp.	2,935,440	57,064,954
Symantec Corp.*	257,020	3,474,910

		60,539,864
Materials 2.4%
Chemicals
CF Industries Holdings, Inc.	414,100	20,357,156
Terra Industries, Inc. (a)	1,530,000	25,505,100
The Mosaic Co.	52,600	1,819,960

		47,682,216
Telecommunication Services 4.0%
Diversified Telecommunication Services
AT&T, Inc. (a)	870,780	24,817,230
Embarq Corp.	447,600	16,095,696
Verizon Communications, Inc.	1,108,700	37,584,930

		78,497,856
Utilities 1.8%
Electric Utilities 0.6%
Duke Energy Corp.	56,500	848,065
Edison International	173,100	5,559,972
Hawaiian Electric Industries, Inc.	24,200	535,788
Pepco Holdings, Inc.	105,500	1,873,680
Portland General Electric Co.	31,100	605,517
Southern Co.	81,000	2,997,000

		12,420,022
Gas Utilities 0.3%
Atmos Energy Corp.	34,100	808,170
ONEOK, Inc. (a)	136,200	3,966,144
UGI Corp.	28,800	703,296

		5,477,610
Independent Power Producers & Energy Traders 0.4%
AES Corp.*	959,500	7,906,280
Multi-Utilities 0.5%
Dominion Resources, Inc.	158,900	5,694,976
Integrys Energy Group, Inc.	26,900	1,156,162
Sempra Energy	55,900	2,383,017
TECO Energy, Inc.	43,900	542,165

		9,776,320

Total Common Stocks (Cost $2,606,610,614)		1,968,839,617
	Principal Amount ($)	Value ($)

Government & Agency Obligation 0.2%
US Treasury Obligation
US Treasury Bill, 0.17% **, 1/15/2009 (b) (Cost $3,141,836)	3,142,000	3,141,984
	Shares	Value ($)

Securities Lending Collateral 28.3%
Daily Assets Fund Institutional, 1.69% (c) (d) (Cost $557,337,490)	557,337,490	557,337,490

Cash Equivalents 0.0%
Cash Management QP Trust, 1.42% (c) (Cost $609,566)				609,566	609,566
				% of Net Assets	Value ($)

Total Investment Portfolio (Cost $3,167,699,506) †				128.4	2,529,928,657
Other Assets and Liabilities, Net				(28.4)	(560,055,545)

Net Assets				100.0	1,969,873,112

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
**	Annualized yield at time of purchase; not a coupon rate.
†

The cost for federal income tax purposes was $3,189,313,467. At December 31, 2008, net unrealized depreciation for all securities based on tax cost was $659,384,810. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $62,043,809 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $721,428,619.

(a)	All or a portion of these securities were on loan. The value of all securities loaned at December 31, 2008 amounted to $550,910,544 which is 28.0% of net assets.
(b)	At December 31, 2008, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(c)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
ADR: American Depositary Receipt
GDR: Global Depositary Receipt
REIT: Real Estate Investment Trust
At December 31, 2008, open futures contracts purchased were as follows:
Futures	Expiration Date	Contracts	Aggregated Face Value ($)	Value ($)	Unrealized Appreciation ($)

S&P 500 E-Mini Index	3/20/2009	57	2,523,239	2,565,285	42,046

Fair Value Measurements

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” establishes a three-tier hierarchy for measuring fair value and requires additional disclosure about the classification of fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2008 in valuing the Fund's investments. Please see below for information on the Fund’s policy regarding valuation inputs, and their aggregate levels used in the table below:

Valuation Inputs	Investments in Securities	Other Financial Instruments††
Level 1	$ 2,526,177,107	$ 42,046
Level 2	3,751,550	-
Level 3	-	-
Total	$ 2,529,928,657	$ 42,046

†† Other financial instruments are derivative instruments not reflected in the Investment Portfolio, such as future contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)          There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Growth & Income Fund, a series of DWS Investment Trust

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	February 20, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Growth & Income Fund, a series of DWS Investment Trust

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	February 20, 2008

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                        February 20, 2008